34. FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2018
Financial Income Expenses Net
FINANCIAL INCOME (EXPENSES), NET
	12.31.18	Restated 12.31.17	Restated 12.31.16
Financial income
Interest on assets	596.4	302.5	313.8
Exchange rate variation on other assets	404.6	-	327.7
Exchange rate variation on net assets of foreign subsidiaries (1)	330.5	213.5	-
Interest on cash and cash equivalents	159.3	267.8	188.4
Interests on financial assets classified as
Amortized cost	98.6	61.7	84.8
Fair value throught profit and loss	14.5	19.8	43.6
Fair value throught other comprehensive income	0.7	8.2	-
Exchange rate variation on marketable securities	45.0	-	56.2
Tax amnesty program ("PERT")	-	302.1	-
Exchange rate variation on other liabilities	-	388.1	-
Exchange rate variation on loans and financing	-	-	1,322.0
	1,649.6	1,563.7	2,336.5

Financial expenses
Interest on loans and financing	(1,281.8)	(1,367.7)	(1,100.8)
Exchange rate variation on loans and financing	(1,265.9)	(190.4)	-
Adjustment to present value	(277.4)	(283.3)	(353.6)
Interest on liabilities	(246.0)	(469.2)	(269.6)
Losses on derivative transactions, net	(212.7)	(117.2)	(1,080.7)
Exchange rate variation on other liabilities	(169.5)	-	(514.0)
Losses price to be fixed transactions	(112.8)	(22.3)	(76.4)
Taxes on financial transactions	(79.3)	(81.4)	-
Impairment on marketable securities	(7.6)	-	-
Exchange rate variation on other assets	-	(593.5)	-
Exchange rate variation on marketable securities	-	(94.6)	-
Exchange rate variation on net assets of foreign subsidiaries	-	-	(660.5)
Premium paid for the repurchase of bonds (Tender Offer)	-	-	(31.8)
Others	(238.1)	(225.9)	(190.0)
	(3,891.1)	(3,445.5)	(4,277.4)
	(2,241.5)	(1,881.8)	(1,940.9)

(1)	Refers to gains and losses on translation of assets and liabilities reported by the Company’s subsidiaries whose functional currency is Real.